CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net (loss)	$ (874,565)	$ (656,943)	$ (1,126,966)	$ (1,181,481)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Bad debts expense (recoveries)		9,760	(240)	15,240
Depreciation and amortization expense	11,473	11,473	22,945	8,725
Impairment of cost method investment				25,499
Forgiveness of debt				(17,115)
Gain on sale of fixed assets		(5,250)	(5,250)
Change in fair market value of derivative liabilites	191,817	194,940	164,586
Amortization of convertible note payable discounts	208,726	6,258	57,908
Amortization of debt issuance costs	16,203		7,465
Stock issued for services and losses on debt conversions	106,755	135,415	304,275	149,917
Stock issued for compensation, related party	144,787	142,000	232,243	98,858
Options and warrants granted for services	18,413	8,404	8,404	15,243
Options and warrants granted for services, related party	23,937	16,807	16,807	156,160
Decrease (increase) in assets:
Accounts receivable		(5,760)	4,240	13,192
Deferred television costs		(124,431)	(116,454)
Prepaid expenses	210	14,832	14,697	(15,082)
Increase (decrease) in liabilities:
Deferred revenues		122,953	42,595	92,405
Accounts payable	15,588	4,997	27,355	29,341
Accrued expenses	(14,830)	(30,955)	16,256	(203,617)
Net cash used in operating activities	(151,486)	(155,500)	(329,134)	(812,715)
Cash flows from investing activities
Payment of investment in note receivable				(20,000)
Payment on equity method investments				(25,499)
Proceeds from the sale of fixed assets		10,162	10,162
Purchase of fixed assets				121,823
Net cash provided by investing activities		10,162	10,162	(167,322)
Cash flows from financing activities
Proceeds from convertible debentures	197,500	58,000	247,000
Proceeds from long term debt				35,000
Repayment of long term debt	(40,000)			(18,000)
Payments on debt issuance costs	(7,500)		(20,160)
Proceeds from sale of common stock		25,000	25,000
Proceeds from sale of common stock, related party		20,000	20,000	200,000
Net cash provided by financing activities	150,000	103,000	271,840	217,000
Net increase (decrease) in cash	(1,486)	(42,338)	(47,132)	(763,037)
Cash, beginning	2,076	49,208	49,208	812,245
Cash, ending	590	6,870	2,076	49,208
Supplemental disclosures:
Interest paid	2,358	437	1,500	1,053
Income taxes paid
Non-cash investing and financing activities:
Value of debt discount	168,907	58,000	250,500
Value of shares issued for conversion of debt	171,053		35,000
Value of derivative adjustment due to debt conversions	$ 260,733		$ 58,478